SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Capitalized Software, Equipment, Buildings, Leasehold Improvements and Land (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Buildings, land, equipment, leasehold improvements and capitalized software, net	$ 313,197	$ 345,754
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	39 years
Equipment (including furniture) | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Equipment (including furniture) | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	12 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	11 years
Capitalized software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	2 years
Capitalized software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years
Software and software development costs
Property, Plant and Equipment [Line Items]
Buildings, land, equipment, leasehold improvements and capitalized software, net	$ 9,700	$ 17,400